Loans Payable Related Parties	6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009 Online Disruptive Technologies Inc. [Member]
Loans Payable Related Parties [Text Block]	Note 5 – Loans Payable – Related Parties

As at June 30, 2011, the loans payable included followings:

  $56,462 payable to a shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.
  $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the six month period ended June 30, 2011, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.68% thereby leading to the recognition of interest expense of $3,270. A corresponding amount was classified as additional paid-in capital.

Note 5 – Loans Payable – Related Parties

As at December 31, 2010, the loans payable included the following:

  $56,462 payable to a shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.
  $400 payable to a director and principal shareholder of the Company. The amount is unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2010, the Company recorded imputed interest on the loans payable from related parties at a market rate of 11.5% thereby leading to the recognition of interest expense of $3,009. A corresponding amount was classified as additional paid-in capital.

Note 3 – Loans Payable

During the period, the Company borrowed $2,142 from an independent third party. The loan is unsecured, non-interest bearing and due on demand.

Subsequent to December 31, 2009, the independent third party purchased shares of the Company and became a shareholder. The Company further borrowed an additional $29,320 from the shareholder, resulting in total loan payable of $31,462.